[ING STATIONERY]

December 20, 2010

United States Securities and Exchange Commission

100 F Street N.E., Room 1580

Washington, DC  20549

Re:        File Nos. 333-56297, 811-02512

Prospectus Name:  ING Variable Annuity

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING Variable Annuity Prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for certain group or individual deferred variable annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)       The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)       The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Nicholas Morinigo

Nicholas Morinigo

Counsel

1475 Dunwoody Drive

West Chester, PA  19380-1478

Tel:  610-425-3447

Fax: 610-425-3520